Property, plant and equipment - Owned assets (Details) $ in Thousands, t in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) t	Dec. 31, 2021 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	$ 3,075,198
Value at end of period	3,398,805	$ 3,075,198
Buildings, plant installations and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	2,277,224
Value at end of period	2,173,129	2,277,224
Plants under construction
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	561,860
Value at end of period	$ 1,001,888	561,860
Plants under construction | Methanol plant in Geismar, Louisiana
Reconciliation of changes in property, plant and equipment [abstract]
Owned asset (in tonnes) | t	1.8
Ocean-going vessels
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	$ 203,254
Value at end of period	191,557	203,254
Other
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	32,860
Value at end of period	32,231	32,860
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	5,849,255	5,614,798
Additions	582,399	273,032
Disposals and other	47,819	38,575
Value at end of period	6,383,835	5,849,255
Cost | Buildings, plant installations and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	4,908,492	4,861,912
Additions	140,326	66,802
Disposals and other	47,819	20,222
Value at end of period	5,000,999	4,908,492
Cost | Plants under construction
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	561,860	386,905
Additions	440,028	174,955
Disposals and other	0	0
Value at end of period	1,001,888	561,860
Cost | Plants under construction | Methanol plant in Geismar, Louisiana
Reconciliation of changes in property, plant and equipment [abstract]
Owned assets, capitalized interest	94,000	54,000
Cost | Ocean-going vessels
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	240,525	210,099
Additions	342	30,426
Disposals and other	0	0
Value at end of period	240,867	240,525
Cost | Other
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	138,378	155,882
Additions	1,703	849
Disposals and other	0	18,353
Value at end of period	140,081	138,378
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	(2,774,057)	(2,562,738)
Disposals and other	(51,430)	(38,575)
Depreciation	262,403	249,894
Value at end of period	(2,985,030)	(2,774,057)
Accumulated depreciation | Buildings, plant installations and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	(2,631,268)	(2,413,176)
Disposals and other	(51,430)	(20,222)
Depreciation	248,032	238,314
Value at end of period	(2,827,870)	(2,631,268)
Accumulated depreciation | Plants under construction
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	0	0
Disposals and other	0	0
Depreciation	0	0
Value at end of period	0	0
Accumulated depreciation | Ocean-going vessels
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	(37,271)	(27,926)
Disposals and other	0	0
Depreciation	12,039	9,345
Value at end of period	(49,310)	(37,271)
Accumulated depreciation | Other
Reconciliation of changes in property, plant and equipment [abstract]
Value at beginning of period	(105,518)	(121,636)
Disposals and other	0	(18,353)
Depreciation	2,332	2,235
Value at end of period	$ (107,850)	$ (105,518)